Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Carrying amount and fair value of financial instruments
Other investments	$ 48.8	$ 36.2
Long-term debt	(2,017.8)	(2,070.5)
Long-term debt	(2,388.1)	(2,443.5)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Other investments	48.8	36.2
Derivatives financial instruments - net	1.9	(14.0)
Long-term debt	(2,017.8)	(2,070.5)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Other investments	48.8	36.2
Derivatives financial instruments - net	$ 1.9	$ (14.0)